Supplement to the
Fidelity® Advisor Asset Allocation Fund
Institutional Class
January 29, 2004
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

The following information replaces the similar information found under the heading "Dividends and Capital Gain Distributions" on page 20.

Effective September 1, 2004, the fund normally pays dividends in April, July, October, and December and pays capital gain distributions in December and January.

AALI-04-03 October 30, 2004
1.742447.108

Supplement to the
Fidelity® Advisor Balanced Fund
Institutional Class
January 29, 2004
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

The following information replaces the similar information found under the heading "Dividends and Capital Gain Distributions" on page 20.

Effective September 1, 2004, the fund normally pays dividends in April, July, October, and December and pays capital gain distributions in December and January.

AIGI-04-03 October 30, 2004
1.744350.110

Supplement to the
Fidelity® Advisor Dividend Growth Fund
Institutional Class
January 29, 2004
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

ADGFI-04-02 October 30, 2004
1.756195.106

Supplement to the
Fidelity® Advisor Dynamic Capital Appreciation Fund
Institutional Class
January 29, 2004
Prospectus



The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

ARGI-04-02 October 30, 2004
1.740925.111

Supplement to the
Fidelity® Advisor Equity Growth Fund
Institutional Class
January 29, 2004
Prospectus



The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

EPGI-04-02 October 30, 2004
1.756212.106

Supplement to the
Fidelity® Advisor
Equity Income Fund
Institutional Class
January 29, 2004
Prospectus

The following information replaces the similar information found under the heading "Dividends and Capital Gain Distributions" on page 20.

Effective September 1, 2004, the fund normally pays dividends in April, July, October, and December and pays capital gain distributions in December and January.

The following information replaces the similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

EPII-04-03 October 30, 2004
1.756210.108

Supplement to the
Fidelity® Advisor Equity Value Fund
Institutional Class
January 29, 2004
Prospectus



The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

AEVI-04-02 October 30, 2004
1.760402.105

Supplement to the
Fidelity® Advisor Fifty Fund
Institutional Class
January 29, 2004
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

AFIFI-04-02 October 30, 2004
1.749941.109

Supplement to the
Fidelity® Advisor Growth & Income Fund
Institutional Class
January 29, 2004
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

AGAII-04-02 October 30, 2004
1.741968.108

Supplement to the
Fidelity® Advisor Growth Opportunities Fund
Institutional Class
January 29, 2004
Prospectus



The following information replaces similar information found under the heading "Buying Shares" beginning on page 9.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

GOI-04-02 October 30, 2004
1.756208.106

Supplement to the
Fidelity® Advisor Large Cap Fund
Institutional Class
January 29, 2004
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

LCI-04-02 October 30, 2004
1.756205.106

Supplement to the
Fidelity® Advisor
Leveraged Company Stock Fund
Institutional Class
January 29, 2004
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

ALSFI-04-02 October 30, 2004
1.756219.108

Supplement to the
Fidelity® Advisor Mid Cap Fund
Institutional Class
January 29, 2004
Prospectus

Effective the close of business on July 30, 2004, the fund's shares will no longer be available to new accounts. Shareholders of the fund on that date may continue to purchase shares in accounts existing on that date. Investors who did not own shares of the fund on July 30, 2004, generally will not be allowed to purchase shares of the fund except that new accounts may be established: 1) by participants in most group employer retirement plans (and their successor plans) in which the fund had been established as an investment option by July 30, 2004, and 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since July 30, 2004. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to purchase shares of the fund before an investment is accepted.

The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

MCI-04-03 October 30, 2004
1.756201.108

Supplement to the
Fidelity® Advisor Small Cap Fund
Institutional Class
January 29, 2004
Prospectus



The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

ASCFI-04-02 October 30, 2004
1.708464.110

Supplement to the
Fidelity® Advisor Strategic Growth Fund
Institutional Class
January 29, 2004
Prospectus



The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

ATQGI-04-02 October 30, 2004
1.756214.109

Supplement to the
Fidelity® Advisor Value Strategies Fund
Institutional Class
January 29, 2004
Prospectus



The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

ISO-04-02 October 30, 2004
1.751426.107